12. INCENTIVE SHARES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Incentive Shares Tables
Schedule of incentive shares
	Employee - number of shares	Non Employee - number of shares	Total number of shares	Weighted Average Fair Value

Unvested December 31, 2011	1,281,225	321,165	1,602,390	$4.00
Granted	866,180	87,503	953,683	12.89
Vested	(2,048,280)	(193,672)	(2,241,952)	7.34
Forfeited	(46,353)	-	(46,353))	9.06
Unvested December 31, 2012	52,772	214,996	267,768	5.79
Granted	135,000	-	135,000	6.24
Vested	(17,918)	(115,445)	(133,363)	5.05
Forfeited	(20,833)	(37,500)	(58,333)	4.00
Unvested September 30, 2013	149,021	62,051	211,073	$6.43

	Employee - number of shares	Non Employee - number of shares	Total number of shares	Weighted Average Fair Value
Unvested March 11, 2011 ("inception")			-	$-
Granted	1,758,300	381,000	2,139,300	4.00
Vested	(431,240)	(59,835)	(491,075)	4.00
Forfeited	(45,835)	-	(45,835)	-

Unvested December 31, 2011	1,281,225	321,165	1,602,390	$4.00
Granted	866,180	87,503	953,683	12.89
Vested	(2,048,280)	(193,672)	(2,241,952)	7.34
Forfeited	(46,353)	-	(46,353)	-

Unvested December 31, 2012	52,772	214,996	267,768	$3.20